CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0	$ 47,845	$ 171,809